Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Transactions Between Related Parties

	For the Year Ended December 31
	2020	2021	2022
	NT$	NT$	NT$	US$ (Note 4)

Short-term employee benefits	$1,264,980	$1,744,903	$1,962,298	$63,856
Post-employment benefits	2,007	3,505	4,344	141
Share-based payments	153,774	163,697	445,287	14,490

	$1,420,761	$1,912,105	$2,411,929	$78,487

Summary of Compensation to Key Management Personnel
b.	Contribution of related party

	For the Year Ended December 31
Relationship and Name of Related Party	2020	2021	2022
	NT$	NT$	NT$	US$ (Note 4)

Substantial related party
ASE Environmental Protection and Sustainability Foundation	$100,000	$100,000	$100,000	$3,254
ASE Cultural and Educational Foundation	—	10,000	20,000	651

	$100,000	$110,000	$120,000	$3,805